Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 10, 2019	Dec. 31, 2016
Maturity analysis of financial liabilities
Cash and cash equivalents		$ 5,369	$ 4,831	$ 3,324
Short-term fixed income investments		811
Fixed deposits		38	40	80
Overdrafts		146	160	152
Committed bank facilities		4,125
Undrawn committed bank facilities		4,100
Financial instruments		48,465	49,673	48,330
Derivative financial instruments		36	27	24
Derivative financial instruments		36	258	28
Effect of interest		(8,118)	(8,929)	(8,417)
Effect of discounting, fair values and issue costs		(1,852)	(2,404)	(3,129)
Financial instruments after effects of interest and discounting, fair values and issue costs		38,495	38,340	36,784
Issue of Ordinary Shares	$ 3,490	3,525	34	43
Contingent consideration		4,139	5,106	5,534		$ 5,457
Total derivative financial instruments
Maturity analysis of financial liabilities
Derivative financial instruments		110		(116)
Effect of interest		(79)	(258)	(434)
Effect of discounting, fair values and issue costs		(74)	(126)	46
Financial instruments after effects of interest and discounting, fair values and issue costs		(43)	(384)	(504)
Interest rate swaps
Maturity analysis of financial liabilities
Derivative financial instruments		(15,718)	(13,497)	(11,064)
Effect of interest		409	251	286
Effect of discounting, fair values and issue costs		(20)	(9)	9
Financial instruments after effects of interest and discounting, fair values and issue costs		(15,329)	(13,255)	(10,769)
Cross currency swaps
Maturity analysis of financial liabilities
Derivative financial instruments		15,828	13,497	10,948
Effect of interest		(488)	(509)	(720)
Effect of discounting, fair values and issue costs		(54)	(117)	37
Financial instruments after effects of interest and discounting, fair values and issue costs		15,286	12,871	10,265
Other derivative instruments
Maturity analysis of financial liabilities
Financial instruments after effects of interest and discounting, fair values and issue costs			18	5
Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments		48,355	49,673	48,446
Effect of interest		(8,039)	(8,671)	(7,983)
Effect of discounting, fair values and issue costs		(1,778)	(2,278)	(3,175)
Financial instruments after effects of interest and discounting, fair values and issue costs		38,538	38,724	37,288
Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments		248	795	875
Effect of interest		(1)	(2)	(14)
Effect of discounting, fair values and issue costs		(3)	(17)
Financial instruments after effects of interest and discounting, fair values and issue costs		244	776	861
Bonds
Maturity analysis of financial liabilities
Non-derivative financial instruments		25,440	27,128	25,004
Effect of interest		(8,038)	(8,669)	(7,969)
Effect of discounting, fair values and issue costs		(94)	(122)	(94)
Financial instruments after effects of interest and discounting, fair values and issue costs		17,308	18,337	16,941
Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments		737		5
Effect of discounting, fair values and issue costs		(62)
Financial instruments after effects of interest and discounting, fair values and issue costs		675		5
Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments		21,930	21,750	22,562
Effect of discounting, fair values and issue costs		(1,619)	(2,139)	(3,081)
Financial instruments after effects of interest and discounting, fair values and issue costs		20,311	19,611	19,481
Due within one year
Maturity analysis of financial liabilities
Committed bank facilities		500
Undrawn committed bank facilities		2,000
Due within one year | Amount before effects
Maturity analysis of financial liabilities
Financial instruments		16,729	15,235	14,713
Due within one year | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		29	(197)	24
Due within one year | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		(11,956)	(10,368)	(6,996)
Due within one year | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		11,985	10,171	7,020
Due within one year | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		16,700	15,432	14,689
Due within one year | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		234	774	859
Due within one year | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		2,207	1,629	1,985
Due within one year | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		205		5
Due within one year | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		14,054	13,029	11,840
Years 1 and 2
Maturity analysis of financial liabilities
Committed bank facilities		250
Undrawn committed bank facilities		200
Years 1 and 2 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments		3,932	3,952	3,338
Years 1 and 2 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		21	47	(202)
Years 1 and 2 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		(955)	(35)	(803)
Years 1 and 2 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		976	82	601
Years 1 and 2 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		3,911	3,905	3,540
Years 1 and 2 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		14	7
Years 1 and 2 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		1,970	2,210	1,564
Years 1 and 2 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		158
Years 1 and 2 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		1,769	1,688	1,976
Years 2 and 3
Maturity analysis of financial liabilities
Committed bank facilities		3,375
Undrawn committed bank facilities		500
Years 2 and 3 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments		3,751	2,873	3,771
Years 2 and 3 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		13	24	41
Years 2 and 3 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		(54)	(950)	(39)
Years 2 and 3 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		67	974	80
Years 2 and 3 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		3,738	2,849	3,730
Years 2 and 3 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			14
Years 2 and 3 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		1,810	2,002	2,144
Years 2 and 3 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		117
Years 2 and 3 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		1,811	833	1,586
Years 3 and 4
Maturity analysis of financial liabilities
Undrawn committed bank facilities		3,400
Years 3 and 4 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments		3,752	5,181	5,233
Years 3 and 4 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		13	28	(23)
Years 3 and 4 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		(54)	(30)	(994)
Years 3 and 4 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		67	58	971
Years 3 and 4 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		3,739	5,153	5,256
Years 3 and 4 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments				16
Years 3 and 4 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		2,068	1,813	2,000
Years 3 and 4 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		79
Years 3 and 4 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		1,592	3,340	3,240
Years 4 and 5 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments		3,209	2,873	2,873
Years 4 and 5 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		28	28	25
Years 4 and 5 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		(1,051)	(30)	(34)
Years 4 and 5 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		1,079	58	59
Years 4 and 5 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		3,181	2,845	2,848
Years 4 and 5 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		1,479	2,069	1,736
Years 4 and 5 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		50
Years 4 and 5 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		1,652	776	1,112
Later than five years | Amount before effects
Maturity analysis of financial liabilities
Financial instruments		17,092	19,559	18,402
Later than five years | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		6	70	19
Later than five years | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		(1,648)	(2,084)	(2,198)
Later than five years | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		1,654	2,154	2,217
Later than five years | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		17,086	19,489	18,383
Later than five years | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		15,906	17,405	15,575
Later than five years | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		128
Later than five years | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		1,052	$ 2,084	$ 2,808
Floating rate committed bank loan agreement
Maturity analysis of financial liabilities
Committed bank facilities					$ 500
Euro medium term note programme
Maturity analysis of financial liabilities
Debt instruments issued		3,741
SEC registered programme
Maturity analysis of financial liabilities
Debt instruments issued		$ 13,568